Financial Assets - Non current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Other non-current investments	€ 11,139	€ 11,540
Non-current derivatives	1,043	27,030
Total Non-current financial assets measured at fair value	12,182	38,570
Non-current guarantee deposits	8,872	9,277
Other non-current financial assets	18,996	463,201
Non-current loans to third parties	136,626	109,697
Total Non-current financial assets measured at amortized cost	164,494	582,175
Other related parties
Disclosure of transactions between related parties [line items]
Guarantee deposits	€ 934	€ 934